Goodwill and Intangible Assets, net Goodwill and Intangible Assets (Intangible Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-lived Intangible Assets [Roll Forward]
Net Finite-lived Intangible Assets, beginning of period	$ 25,865	$ 19,752
Acquisitions	1,160	7,583
Amortization	(2,236)	(1,470)	(1,457)
Net Finite-lived Intangible Assets, end of period	24,789	25,865	19,752
Trademarks [Member]
Finite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount, beginning of period	16,985	15,853
Accumulated Amortization, beginning of period	(3,130)	(2,221)
Acquisitions	0	1,132
Amortization	(990)	(909)
Gross Carrying Amount, end of period	16,985	16,985
Accumulated Amortization, end of period	(4,120)	(3,130)
Customer relationships [Member]
Finite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount, beginning of period	8,949	6,982
Accumulated Amortization, beginning of period	(1,414)	(862)
Acquisitions	1,160	1,967
Amortization	(896)	(552)
Gross Carrying Amount, end of period	10,109	8,949
Accumulated Amortization, end of period	(2,310)	(1,414)
Supply agreement [Member]
Finite-lived Intangible Assets [Roll Forward]
Gross Carrying Amount, beginning of period	4,484	0
Accumulated Amortization, beginning of period	(9)	0
Acquisitions	0	4,484
Amortization	(350)	(9)
Gross Carrying Amount, end of period	4,484	4,484
Accumulated Amortization, end of period	$ (359)	$ (9)